[MHM FINAL]

[Translation]

Filed Document:	Semi-annual Report

Document was filed with:	Director of Kanto Local Finance Bureau

Filing Date:	June 29, 2007

Calculation Period:	During the 37th Accounting Period
(From October 1, 2006 to March 31, 2007)

Name of the Registrant Trust:	VANGUARD WELLESLEY INCOME FUND

Name of Representative:	John J. Brennan
Chairman and Chief Executive Officer

Address of Principal Office:	100 Vanguard Boulevard,
Malvern, Pennsylvania 19355
U.S.A.

Name and Title of Registration Agent:	Ken Miura
Attorney-at-Law

Address or Place of Business	Mori Hamada & Matsumoto
Marunouchi Kitaguchi Building,
6-5, Marunouchi 1-chome
Chiyoda-ku, Tokyo

Name of Liaison Contact:	Ken Miura
Attorney-at-Law

Place of Liaison Contact:	Mori Hamada & Matsumoto
Marunouchi Kitaguchi Building,
6-5, Marunouchi 1-chome
Chiyoda-ku, Tokyo

Phone Number:	03-6212-8316

Place for public inspection:	Not Applicable

C O N T E N T S

		This
		English
		Translation
I.	STATUS OF INVESTMENT PORTFOLIO	1

	(1) Diversification of Investment Portfolio	1

	(2) Results of Past Operations	2

	a. Record of Changes in Net Assets	2

	b. Record of Distribution Paid	3

	c. Record of Earnings Ratio	3

	d. Miscellaneous	4

II.	OUTLINE OF THE FINANCIAL CONDITIONS OF THE FUND	11

III.	RECORD OF SALES AND REPURCHASE	11

IV.	OUTLINE OF THE TRUST	12

	(1) Amount of Capital Share	12

	(2) Description of Business and Outline of Operations	12

	(3) Miscellaneous	12

V.	OUTLINE OF THE FINANCIAL CONDITIONS OF
	MANAGEMENT COMPANY	12

I.	STATUS OF INVESTMENT PORTFOLIO
(1)	Diversification of Investment Portfolio
VANGUARD WELLESLEY INCOME FUND (Includes All Share Classes)
(hereinafter referred to as the "Fund")

(Admiral Shares and Investor Shares)

		(As-of the end of April, 2007 )
Type of Assets	Name of Country	Market Value Total Dollar	Investment Ratio (%)
Common Stocks	UNITED STATES	$4,898,352,753.40	36.76%
	UNITED KINGDOM	$177,731,091.02	1.33%
	SWITZERLAND	$143,652,858.23	1.08%
	TAIWAN	$23,068,342.20	0.17%
Sub Total		$5,242,805,044.85	39.34%
Bonds	UNITED STATES	$5,584,607,048.15	41.91%
	CANADA	$410,470,002.42	3.08%
	Supranational Organizations	$213,195,212.05	1.60%
	GERMANY	$158,512,024.54	1.19%
	NETHERLANDS	$156,435,447.80	1.17%
	UNITED KINGDOM	$155,743,255.56	1.16%
	AUSTRALIA	$59,528,533.24	0.45%
	FRANCE	$47,069,072.79	0.35%
	CAYMAN ISLANDS	$42,223,727.06	0.32%
	JAPAN	$30,456,458.86	0.23%
	AUSTRIA	$27,687,689.88	0.21%
	LUXEMBOURG	$19,381,382.91	0.15%
	CHILE	$16,612,613.93	0.12%
Sub Total		$6,921,922,469.20	51.94%
Mortgage/Asset-backed Bonds	UNITED STATES	$991,676,468.84	7.44%
Sub Total		$13,156,403,982.89	98.72%
Cash, Deposit, and Other Assets (After Deduction of Liabilities)		$169,605,420.00	1.28%
Total (Net Asset Value)		$13,326,009,402.89	100.00%
		1,596,456	Million JPY

Note 1:	Total Net Assets for Investor Shares is $8,110,723,835.91
Note 2:	Investment ratio is calculated by dividing each asset at its market value by the total Net
Asset Value of the Fund. The same applies hereinafter.
Note 3:	The Yen amount is translated for convenience at the rate of $1.00 = ¥119.80 (the mean of the exchange rate quotations by The Bank of Tokyo – Mitsubishi UFJ, Ltd. for buying and selling spot U.S. Dollars by telegraphic transfer against Yen on April 27,
2007). The same applies hereafter.
Note 4:	Since Shares are denominated in U.S. Dollars, the amounts appearing hereafter are all
Dollar amounts unless otherwise specifically indicated.
Note 5:	In this document, money amounts and percentages have been rounded. Therefore, there are cases in which the amount of the “total column” is not equal to the aggregate.
amount. Also, translation into Yen is made simply by multiplying the corresponding amount by the conversion rate specified and rounded up when necessary. As a result, in this document, there are cases in which Japanese Yen figures for the same information differ from each other.

(2)	Results of Past Operations
a.	Record of Changes in Net Assets
Record of changes in net assets at the end of the each month within one year up to and including the end of April 2007 is as follows:

(Investor Shares)

b.	Record of Distributions Paid
Amount of distributions per Share for each month from May 1, 2006 up to and including the end of April 2007 is shown below.

(Investor Shares)

c.	Record of Earnings Ratio
Earnings Ratio(%)
(May 1, 2006 – End of April, 2007)	12.57%

(Note 1)	Earning Ratio (%) = 100 x (a – b)
b
a:	Net Asset Value per share as of the end of April, 2007, including total amount of distributions made during the above period.

b:	Net Asset Value per share after distribution as of the end of April, 2006.

d.	Miscellaneous (Investor Shares)
(i)	Total Return
Total Return represents past performance, which cannot be used to predict future returns that may be achieved by the Fund. Note, too, that both the share price and return can fluctuate widely. An investor’s shares, when redeemed, could be worth more or less than their original cost. The average annual return includes the fluctuation of the price of the shares, distribution and capital gains; however, the returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

			(As of the end of April 2007)
	past 1 month	past 1 year	past 3 years	past 5 years	past 10 years	Since the establishment
Wellesley Income Fund	1.73%	12.97%	8.69%	7.48%	8.84%	10.74%

* The date of the establishment is July 1, 1970.

(ii)	Annual performance (Calendar year)
Year	Capital Return (%)	Income Return (%)	Total Return (%)
2006	6.70	4.58	11.28
2005	-0.59	4.07	3.48
2004	3.39	4.18	7.57
2003	5.1	4.6	9.7
2002	-0.05	4.69	4.64
2001	2.20	5.16	7.39
2000	10.02	6.15	16.17
1999	-9.17	5.03	-4.14
1998	6.43	5.41	11.84
1997	13.79	6.40	20.19
1996	3.33	6.09	9.42
1995	21.55	7.36	28.91
1994	-10.16	5.72	-4.44
1993	8.16	6.48	14.65
1992	1.62	7.06	8.67
1991	12.86	8.71	21.57
1990	-4.29	8.04	3.76
1989	11.81	9.13	20.93
1988	4.74	8.88	13.61
1987	-8.10	6.18	-1.92
1986	9.25	9.09	18.34

* The date of the establishment is July 1, 1970.

(iii) Monthly performance

	Net Asset Value in dollar (%)		Net Asset Value in dollar (%)		Net Asset Value in dollar (%)		Net Asset Value in dollar (%)
July, 1990	0.68	July, 1994	2.60	July, 1998	-1.29	July, 2002	-2.09
August, 1990	-3.97	August, 1994	0.94	August, 1998	-2.43	August, 2002	0.86
September, 1990	-0.43	September, 1994	-2.67	September, 1998	5.54	September, 2002	-2.67
October, 1990	1.36	October, 1994	-0.06	October, 1998	0.31	October, 2002	2.31
November, 1990	3.53	November, 1994	-1.37	November, 1998	2.38	November, 2002	2.36
December, 1990	2.05	December, 1994	1.03	December, 1998	0.46	December, 2002	0.82
January, 1991	1.25	January, 1995	2.87	January, 1999	-0.50	January, 2003	-1.56
February, 1991	2.59	February, 1995	3.08	February, 1999	-2.86	February, 2003	0.10
March, 1991	1.39	March, 1995	1.06	March, 1999	0.76	March, 2003	-0.11
April, 1991	1.02	April, 1995	2.00	April, 1999	3.22	April, 2003	3.40
May, 1991	1.31	May, 1995	5.45	May, 1999	-0.69	May, 2003	4.24
June, 1991	-1.29	June, 1995	0.87	June, 1999	-0.07	June, 2003	0.18
July, 1991	2.43	July, 1995	0.21	July, 1999	-1.64	July, 2003	-3.38
August, 1991	2.37	August, 1995	1.66	August, 1999	-0.95	August, 2003	0.40
September, 1991	1.92	September, 1995	2.31	September, 1999	-0.53	September, 2003	1.72
October, 1991	1.62	October, 1995	0.76	October, 1999	0.88	October, 2003	0.44
November, 1991	-0.28	November, 1995	2.81	November, 1999	-0.68	November, 2003	0.54
December, 1991	5.52	December, 1995	2.68	December, 1999	-1.04	December, 2003	3.52
January, 1992	-2.77	January, 1996	0.93	January, 2000	-1.01	January, 2004	0.48
February, 1992	-0.11	February, 1996	-2.18	February, 2000	-3.00	February, 2004	1.38
March, 1992	-0.57	March, 1996	0.03	March, 2000	5.61	March, 2004	0.34
April, 1992	2.04	April, 1996	-0.61	April, 2000	0.16	April, 2004	-2.17
May, 1992	2.11	May, 1996	0.30	May, 2000	1.27	May, 2004	-0.34
June, 1992	1.07	June, 1996	1.33	June, 2000	-0.63	June, 2004	1.12

	Net Asset Value in dollar (%)		Net Asset Value in dollar (%)		Net Asset Value in dollar (%)		Net Asset Value in dollar (%)
July, 1992	3.99	July, 1996	-0.91	July, 2000	198	July, 2004	0.34
August, 1992	0.49	August, 1996	0.92	August, 2000	2.93	August, 2004	2.07
September, 1992	1.03	September, 1996	2.89	September, 2000	1.85	September, 2004	0.66
October, 1992	-1.51	October, 1996	4.14	October, 2000	1.21	October, 2004	0.66
November, 1992	0.66	November, 1996	3.69	November, 2000	1.20	November, 2004	0.89
December, 1992	2.10	December, 1996	-1.30	December, 2000	3.80	December, 2004	1.96
January, 1993	1.98	January, 1997	1.32	January, 2001	0.25	January, 2005	-0.09
February, 1993	3.40	February, 1997	0.67	February, 2001	1.23	February, 2005	1.25
March, 1993	1.31	March, 1997	-2.55	March, 2001	-0.07	March, 2005	-1.41
April, 1993	0.16	April, 1997	2.16	April, 2001	1.88	April, 2005	0.94
May, 1993	0.52	May, 1997	2.65	May, 2001	1.02	May, 2005	1.07
June, 1993	2.36	June, 1997	2.20	June, 2001	-0.18	June, 2005	0.87
July, 1993	0.98	July, 1997	5.97	July, 2001	1.80	July, 2005	0.09
August, 1993	3.37	August, 1997	-2.24	August, 2001	0.67	August, 2005	0.78
September, 1993	0.65	September, 1997	3.66	September, 2001	-0.56	September, 2005	-0.25
October, 1993	0.45	October, 1997	0.67	October, 2001	0.43	October, 2005	-1.34
November, 1993	-2.23	November, 1997	2.44	November, 2001	0.14	November, 2005	1.03
December, 1993	0.93	December, 1997	1.89	December, 2001	0.57	December, 2005	0.53
January, 1994	1.87	January, 1998	0.78	January, 2002	0.45	January, 2006	0.85
February, 1994	-2.96	February, 1998	1.27	February, 2002	1.65	February, 2006	0.80
March, 1994	-3.36	March, 1998	2.51	March, 2002	-0.10	March, 2006	-1.58
April, 1994	0.11	April, 1998	0.00	April, 2002	0.70	April, 2006	1.09
May, 1994	0.66	May, 1998	0.81	May, 2002	1.33	May, 2006	-0.66
June, 1994	-1.12	June, 1998	1.11	June, 2002	-0.93	June, 2006	0.58

	Net Asset Value in dollar (%)		Net Asset Value in dollar (%)	Net Asset Value in dollar (%)	Net Asset Value in dollar (%)
July, 2006	2.14	February, 2007	0.91
August, 2006	1.81	March, 2007	0.63
September, 2006	1.23	April, 2007	1.73
October, 2006	1.64
November, 2006	1.30
December, 2006	0.65
January, 2007	0.32

(iv)	The contents of the portfolio (As of the end of April 2007)

Fund Asset Allocation
Cash	1.28%
Bonds	59.38%
Shares	39.34%

The fluctuation of sell and purchase (annual base)	20.3%
The ratio of cash holdings	1.3%

Characteristics of Share

The number of Shares	53
The average market capital (Median)	$74.7 billion dollars
PER	14.6x
PBR	2.6x
ROE	20.5%
The growth rate of profit	16.6%
Shares of non-U.S. issuers	2.6%

Characteristics of Bonds

The number of Bonds	339
The ultimate return	5.4%
The average coupon	5.5%
The average year of return	8.8 years
The average quality of bonds	Aa3
The average of duration	5.7 years

Diversification by issuer [The percentage of bonds]

Industrial	31.0%
Finance	31.9%
Utilities	5.8%
Government Mortgage-Backed	4.4%
Non-U.S.	10.4%
U.S. Treasury / Agency	4.9%
Asset-Backed	8.1%
Commercial Mortgage-Backed	0.0%
Others	3.5%
Total	100.0%

Diversification by rating [The percentage of the bonds]

Aaa	27.7%
Aa1	8.8%
Aa2	7.6%
Aa3	13.9%
A1	9.4%
A2	12.6%
A3	7.7%
Baa1	3.3%
Baa2	4.6%
Baa3	1.9%
Ba1	0.0%
Ba2	0.0%
Ba3	0.0%
B1	0.0%
B2	0.0%
B3	0.0%
Caa1	0.0%
Caa2	0.0%
Caa3	0.0%
Ca	0.0%
C	0.0%
DEFAULT	0.3%
NOT RATED	2.2%
Total	100.0%

(v)	Risk analysis (as of the end of April, 2007)

	Wellesley Composite Index	Dow Jones Wilshire 5000 Index
R Squared	0.85	0.19
Beta	0.92	0.17

(Note 1)	R Squared and Beta are calculated from trailing 36-month fund returns relative to the
Wellesley Composite Index and Dow Jones Wilshire 5000 Index.
(Note 2)	“R Squared” is a measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a comparative index or an overall market index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-Squared would be 1.00. If the fund’s returns bore no relationship with the index’s returns, its R-Squared would be 0.
(Note 3)	“Beta” is a measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a comparative index and an overall market index. Each index is assigned a Beta of 1.00. Compared with a given index, a fund with a Beta of 1.20 would typically have seen its share price rise or fall by 12% when the index rose or fell by 10%.
However, a fund’s beta should be reviewed in conjunction with its R-squared. The lower the R-squared, the less correlation there is between the fund and the benchmark, and the less reliable beta is as an indicator of volatility.

II.	OUTLINE OF THE FINANCIAL CONDITIONS OF THE FUND
[Japanese translation of the unaudited Semi-annual Report of the Fund to be attached.]

III.	RECORD OF SALES AND REPURCHASE
Record of sales and repurchase from May 1, 2006 to and including the end of April,
2007, and number of outstanding Shares of the Fund as of the end of April 2007 are as
follows:

	Number of Shares Sold	Number of Shares Repurchased	Number of Outstanding Shares
May 1, 2006 – End of April, 2007	(78,165)	66,108	362,090
	(165,960)	(167,964)	(751,050)

•	Row 1: Share count globally (in thousands).
•	Row 2: Share count in Japan

IV.	OUTLINE OF THE TRUST

(1)	Amount of Capital Share
Not applicable.

(2)	Description of Business and Outline of Operations
The Trust carries out any administrative and managerial act, including the purchase, sale, subscription and exchange of any securities, and the exercise of all rights directly or indirectly pertaining to the Fund’s assets. The Trust has retained The Vanguard Group, Inc., as
Investment Management Company and Transfer and Dividend-Paying Agent, Wellington
Management Company, LLP, as Investment Adviser, and JPMorgan Chase Bank, as
Custodian, to hold the assets of the Fund in custody.

(3)	Miscellaneous

There has been, or is, no litigation or fact which caused or would cause, a material effect on the Trust and/or the Fund during the six months before the filing of this Semi-annual Report.

V.	OUTLINE OF THE FINANCIAL CONDITIONS OF THE
MANAGEMENT COMPANY

Not Applicable.

[Translation]

Filed Document:	Amendment to Securities Registration Statement

Document was filed with:	Director of Kanto Local Finance Bureau

Filing Date:	June 29, 2007

Name of the Issuer:	VANGUARD WELLESLEY INCOME FUND

Name of Representative:	John J. Brennan
Chairman and Chief Executive Officer

Address of Principal Office:	100 Vanguard Boulevard,
Malvern, Pennsylvania 19355
U.S.A.

Name and Title of Registration Agent:	Ken Miura
Attorney-at-Law

Address or Place of Business	Mori Hamada & Matsumoto
Marunouchi Kitaguchi Building,
6-5, Marunouchi 1-chome
Chiyoda-ku, Tokyo

Name of Liaison Contact:	Ken Miura
Attorney-at-Law

Place of Liaison Contact:	Mori Hamada & Matsumoto
Marunouchi Kitaguchi Building,
6-5, Marunouchi 1-chome
Chiyoda-ku, Tokyo

Phone Number:	03-6212-8316

Offering or Sale for Registration

Name of the Fund Making	VANGUARD WELLESLEY INCOME FUND

Offering or Sale of Foreign
Investment Fund Securities:

Aggregate Amount of Foreign	The approximate amount of the limit:
U.S.$1.0 billion (approximately ¥119.8 billion)

Investment Fund Securities to be
Offered or Sold:

Note :	The Yen amount is translated for convenience at the rate of
$1.00 = ¥119.80 (the mean of the exchange rate quotations
by The Bank of Tokyo – Mitsubishi UFJ, Ltd. for buying
and selling spot Dollars by telegraphic transfer against Yen on April 27, 2007).

Place for public inspection:	Not Applicable

I.	REASON FOR FILING THIS AMENDMENT TO SECURITIES
REGISTRATION STATEMENT:

This statement purports to amend and update the relevant information of the Securities
Registration Statement ("SRS") filed on March 30, 2007 due to the fact that the aforementioned
Semi-annual Report was filed today.

The exchange rates used in this statement to translate the amended amounts of foreign currencies are different from those used before these amendments, as the latest exchange rates are used in this statement.

II.	CONTENTS OF THE AMENDMENTS

(1)	Amendments by filing the Semi-annual Report.

PART II.	INFORMATION CONCERNING THE FUND

The following matters in the original Japanese SRS are amended to have the same contents as those provided in the following items of the aforementioned Semi-annual
Report:

Before amendment		After amendment
[Original Japanese SRS]		[Aforementioned Semi-annual Report]
I.	Description of the Fund	I.	Status of Investment Portfolio
5.	Status of Investment Portfolio
(1)	Diversification of Investment Portfolio	(1)	Diversification of Investment Portfolio

(3)	Results of Past Operations	(2)	Results of Past Operations

(A)	Record of Changes in Net Assets		a. Record of Changes in Net Assets
	(Regarding the amounts as at the		(Regarding the amounts as at the end
	end of each month during one-		of each month during one-year
	year period from, and including,		period from, and including, the
	the latest relevant date appertaining		latest relevant date appertaining
	to the filing date of Japanese SRS)		to the filing date of the original

(B)	Record of Distributions Paid		b. Record of Distributions Paid
	(Regarding the amounts as at the end		(Regarding the amounts as at the end
	of each month during one-year period		of each month during one-year period
	from, and including the latest relevant		from, and including the latest relevant
	date of the aforementioned		date of the aforementioned Semi-annual
	Semi-annual Report)		Report)

(C)	Record of Changes in Annual Return	c. Record of Changes in Earnings
(Add the Earnings Ratio for the period
of aforementioned Semi-annual Report)

(D)	Miscellaneous	d. Miscellaneous

With respect to “II. Financial Highlights” in the original SRS, the excerpt from
“II Outline of the Financial Conditions of the Fund” in the aforementioned
Semi-annual Report is added to the original SRS.

Part III. DETAILED INFORMATION OF THE FUND
With respect to “IV. Financial Conditions of the Fund” in the original SRS,
“II Outline of the Financial Conditions of the Fund” in the aforementioned
Semi-annual Report is added to the original SRS.

V.	Record of Sales and Repurchase	III.	Record of Sales and Repurchase
(Add the Record of Sales and
Repurchase during one-year period
from and including the latest relevant
date of the aforementioned
Semi-annual Report)

(2)	Other amendments.

PART II.	INFORMATION CONCERNING THE FUND
I.	Description of the Fund
5.	Status of Investment Portfolio
(2)	Investment Assets
(A)	Names of Major Portfolio Equity Shares
Major Portfolio List is amended as follows:

[Amended Major Portfolio list is inserted here.]